SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock options [Member]
Statement [Line Items]
Stock Options Exercisable	5,959,750	0
Stock Options Outstanding	6,666,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 18 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 10 days
Stock options [Member] | July 10, 2028 [Member]
Statement [Line Items]
Expiry Date	Jul. 10, 2028
Stock Options Exercisable	37,500
Exercise Price	$ 1.12
Stock Options Outstanding	150,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 6 months 10 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 6 months 10 days
Stock options [Member] | August 21, 2024 [Member]
Statement [Line Items]
Expiry Date	Aug. 21, 2024
Stock Options Exercisable	126,000
Exercise Price	$ 0.79
Stock Options Outstanding	126,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	7 months 20 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	7 months 20 days
Stock options [Member] | August 4, 2025 [Member]
Statement [Line Items]
Expiry Date	Aug. 04, 2025
Stock Options Exercisable	1,660,000
Exercise Price	$ 1.64
Stock Options Outstanding	1,660,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	1 year 7 months 2 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	1 year 7 months 2 days
Stock options [Member] | March 25, 2027 [Member]
Statement [Line Items]
Expiry Date	Mar. 25, 2027
Stock Options Exercisable	2,330,000
Exercise Price	$ 1.20
Stock Options Outstanding	2,330,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 2 months 23 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 2 months 23 days
Stock options [Member] | March 29, 2028 [Member]
Statement [Line Items]
Expiry Date	Mar. 29, 2028
Stock Options Exercisable	1,781,250
Exercise Price	$ 1.12
Stock Options Outstanding	2,375,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	4 years 3 months
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	4 years 3 months
Stock Option [Member] | May 4, 2027 [Member]
Statement [Line Items]
Expiry Date	May 04, 2027
Stock Options Exercisable	25,000
Stock Options Outstanding	25,000
Weighted Average Remaining Contractual Life (years), Stock Options Exercisable	3 years 4 months 2 days
Weighted Average Remaining Contractual Life (years), Stock Options Outstanding	3 years 4 months 2 days
Exercise price	$ 0.92